Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [Abstract]
Financial Assets and Liabilities
27.	Financial Assets and Liabilities

We have various financial assets such as trade and non-trade receivables, cash and short-term deposits.  Our principal financial liabilities, other than derivatives, comprise of bank loans, finance leases, trade and non-trade payables.  The main purpose of these financial liabilities is to finance our operations.  We also enter into derivative transactions, primarily principal only-currency swap agreements, currency options, interest rate swaps and forward foreign exchange contracts to manage the currency and interest rate risks arising from our operations and sources of financing.  Our accounting policies in relation to derivatives are set out in Note 2 – Summary of Significant Accounting Policies – Financial Instruments.

The following table sets forth our consolidated financial assets and financial liabilities as at December 31, 2018 and 2017:

	Financial instruments at amortized cost	Financial instruments at FVPL	Financial instruments at FVOCI	Total financial instruments
	(in million pesos)
Assets as at December 31, 2018
Noncurrent:
Financial assets at fair value through profit or loss	—	4,763	—	4,763
Debt instruments at amortized cost	150	—	—	150
Derivative financial assets – net of current portion	—	140	—	140
Financial assets at fair value through other comprehensive income – net of current portion	—	—	2,749	2,749
Other financial assets – net of current portion	2,275	—	—	2,275
Current:
Cash and cash equivalents	51,654	—	—	51,654
Short-term investments	1,165	—	—	1,165
Trade and other receivables	24,056	—	—	24,056
Current portion of derivative financial assets	—	183	—	183
Current portion of financial assets at fair value through other comprehensive income	—	—	1,604	1,604
Current portion of other financial assets	175	6,833	—	7,008
Total assets	79,475	11,919	4,353	95,747
Liabilities as at December 31, 2018
Noncurrent:
Interest-bearing financial liabilities – net of current portion	155,835	—	—	155,835
Customers' deposits	2,194	—	—	2,194
Deferred credits and other noncurrent liabilities	3,088	—	—	3,088
Current:
Accounts payable	72,818	—	—	72,818
Accrued expenses and other current liabilities	68,920	7,862	—	76,782
Current portion of interest-bearing financial liabilities	20,441	—	—	20,441
Dividends payable	1,533	—	—	1,533
Current portion of derivative financial liabilities	—	80	—	80
Total liabilities	324,829	7,942	—	332,771
Net assets (liabilities)	(245,354)	3,977	4,353	(237,024)

	Loans and receivables	HTM investments	Financial instruments at FVPL	Derivatives used for hedging	Available- for-sale financial investments	Financial liabilities carried at amortized cost	Total financial assets and liabilities
	(in million pesos)
Assets as at December 31, 2017
Noncurrent:
Available-for-sale financial investments	—	—	—	—	15,165	—	15,165
Investment in debt securities and other long- term investments – net of current portion	—	150	—	—	—	—	150
Derivative financial assets – net of current portion	—	—	—	215	—	—	215
Advances and other noncurrent assets – net of current portion	13,855	—	—	—	—	—	13,855
Current:
Cash and cash equivalents	32,905	—	—	—	—	—	32,905
Short-term investments	1,074	—	—	—	—	—	1,074
Trade and other receivables	33,761	—	—	—	—	—	33,761
Current portion of derivative financial assets	—	—	—	171	—	—	171
Current portion of investment in debt securities and other long-term investments	100	—	—	—	—	—	100
Current portion of advances and other noncurrent assets	6,824	—	—	—	—	—	6,824
Total assets	88,519	150	—	386	15,165	—	104,220
Liabilities as at December 31, 2017
Noncurrent:
Interest-bearing financial liabilities – net of current portion	—	—	—	—	—	157,654	157,654
Derivative financial liabilities – net of current portion	—	—	—	8	—	—	8
Customers’ deposits	—	—	—	—	—	2,443	2,443
Deferred credits and other noncurrent liabilities	—	—	—	—	—	5,680	5,680
Current:
Accounts payable	—	—	—	—	—	58,490	58,490
Accrued expenses and other current liabilities	—	—	—	—	—	70,648	70,648
Current portion of interest-bearing financial liabilities	—	—	—	—	—	14,957	14,957
Dividends payable	—	—	—	—	—	1,575	1,575
Current portion of derivative financial liabilities	—	—	90	51	—	—	141
Total liabilities	—	—	90	59	—	311,447	311,596
Net assets (liabilities)	88,519	150	(90)	327	15,165	(311,447)	(207,376)

The following table sets forth our consolidated offsetting of financial assets and liabilities recognized as at December 31, 2018 and 2017:

	Gross amounts of recognized financial assets and liabilities	Gross amounts of recognized financial assets and liabilities set-off in the statement of financial position	Net amount presented in the statement of financial position
	(in million pesos)
December 31, 2018
Current Financial Assets
Trade and other receivables
Foreign administrations	6,882	3,576	3,306
Domestic carriers	8,245	8,052	193
Total	15,127	11,628	3,499
Current Financial Liabilities
Accounts payable
Suppliers and contractors	69,144	45	69,099
Carriers and other customers	5,602	2,567	3,035
Total	74,746	2,612	72,134

December 31, 2017
Current Financial Assets
Trade and other receivables
Foreign administrations	8,536	2,957	5,579
Domestic carriers	4,332	3,950	382
Total	12,868	6,907	5,961
Current Financial Liabilities
Accounts payable
Suppliers and contractors	54,220	24	54,196
Carriers and other customers	7,426	4,943	2,483
Total	61,646	4,967	56,679

There are no financial instruments subject to an enforceable master netting arrangement as at December 31, 2018 and 2017.

The following table sets forth our consolidated carrying values and estimated fair values of our financial assets and liabilities recognized as at December 31, 2018 and 2017 other than those whose carrying amounts are reasonable approximations of fair values:

	Carrying Value		Fair Value
	2018	2017	2018	2017
	(in million pesos)
Noncurrent Financial Assets
Debt instruments at amortized cost	150	—	148	—
Investment in debt securities and other long-term investments – net of current portion	—	150	—	151
Other financial assets – net of current portion	2,275	—	2,020	—
Advances and other noncurrent assets	—	13,855	—	13,695
Total	2,425	14,005	2,168	13,846
Noncurrent Financial Liabilities
Interest-bearing financial liabilities:
Long-term debt – net of current portion	155,835	157,654	139,504	150,918
Customers' deposits	2,194	2,443	1,305	1,700
Deferred credits and other noncurrent liabilities	3,088	5,680	2,583	5,093
Total	161,117	165,777	143,392	157,711

Below is the list of our consolidated financial assets and liabilities carried at fair value that are classified using a fair value hierarchy as required for our complete sets of consolidated financial statements as at December 31, 2018 and 2017.  This classification provides a reasonable basis to illustrate the nature and extent of risks associated with those financial statements.

	2018				2017
	Level 1(1)	Level 2(2)	Level 3(3)	Total	Level 1(1)	Level 2(2)	Level 3(3)	Total
	(in million pesos)
Noncurrent Financial Assets
Listed equity securities
Financial assets at FVPL	3,625	154	984	4,763	—	—	—	—
Available-for-sale financial investments	—	—	—	—	12,848	130	2,187	15,165
Derivative financial assets – net of current portion	—	140	—	140	—	215	—	215
Financial assets at FVOCI – net of current portion	—	2,749	—	2,749	—	—	—	—
Current Financial Assets				—				—
Current portion of derivative financial assets	—	183	—	183	—	170	—	170
Current portion of FVOCI	—	1,604	—	1,604	—	—	—	—
Current portion of other financial assets	—	6,833	—	6,833	—	—	—	—
Total	3,625	11,663	984	16,272	12,848	515	2,187	15,550
Noncurrent Financial Liabilities
Derivative financial liabilities	—	—	—	—	—	8	—	8
Current Financial Liabilities
Accrued expenses and other current liabilities	—	7,862	—	7,862	—	—	—	—
Derivative financial liabilities	—	80	—	80	—	141	—	141
Total	—	7,942	—	7,942	—	149	—	149

(1)	Fair values determined using observable market inputs that reflect quoted prices in active markets for identical assets or liabilities.
(2)	Fair values determined using inputs other than quoted market prices that are either directly or indirectly observable for the assets or liabilities.
(3)	Fair values determined using discounted values of future cash flows for the assets or liabilities.

As at December 31, 2018 and 2017, there were no transfers into and out of Level 3 fair value measurements.

As at December 31, 2018 and 2017, there were no transfers between Level 1 and Level 2 fair value measurements.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate such value:

Long-term financial assets and liabilities:

Fair value is based on the following:

Type	Fair Value Assumptions	Fair Value Hierarchy
Noncurrent portion of advances and other noncurrent assets	Estimated fair value is based on the discounted values of future cash flows using the applicable zero-coupon rates plus counterparties’ credit spread.	Level 3
Fixed Rate Loans: U.S. dollar notes	Quoted market price.	Level 1
Investment in debt securities	Fair values were determined using quoted prices. For non-quoted securities, fair values were determined using discounted cash flow based on market observable rates.	Level 1 Level 3
Other loans in all other currencies

Estimated fair value is based on the discounted value of future cash flows using the applicable Commercial Interest Reference Rate and BVAL rates for similar types of loans plus PLDT’s credit spread.(1)

Level 3
Variable Rate Loans	The carrying value approximates fair value because of recent and regular repricing based on market conditions.	Level 2

(1)	Effective October 29, 2018, PHP BVAL Reference Rate replaced PDST Reference Rates (PDST-RI and PDST-R2).

Derivative Financial Instruments:

Forward foreign exchange contracts, foreign currency swaps and interest rate swaps:  The fair values were computed as the present value of estimated future cash flows using market U.S. dollar and Philippine peso interest rates as at valuation date.

The valuation techniques considered various inputs including the credit quality of counterparties.

Financial assets at FVPL and available-for-sale financial investments:  Fair values of financial assets at FVPL and available-for-sale financial investments, which consist of listed shares, were determined using quoted prices.  For available-for-sale financial investments where there is no active market and fair value cannot be determined, investments are carried at cost less any accumulated impairment losses.

Due to the short-term nature of the transactions, the fair value of cash and cash equivalents, short-term investments, trade and other receivables, accounts payable, accrued expenses and other current liabilities and dividends payable approximate their carrying values as at the end of the reporting period.

Derivative Financial Instruments

Our derivative financial instruments are accounted for as either cash flow hedges or transactions not designated as hedges.  Cash flow hedges refer to those transactions that hedge our exposure to variability in cash flows attributable to a particular risk associated with a recognized financial asset or liability and exposures arising from forecast transactions.  Changes in the fair value of these instruments representing effective hedges are recognized directly in other comprehensive income until the hedged item is recognized in our consolidated income statement.  For transactions that are not designated as hedges, any gains or losses arising from the changes in fair value are recognized directly to income for the period.

As at December 31, 2018 and 2017, we have taken into account the counterparties’ credit risks (for derivative assets) and our own non-performance risk (for derivative liabilities) and have included a credit or debit valuation adjustment, as appropriate, by assessing the maximum credit exposure and taking into account market-based inputs which considers the risk of default occurring and corresponding losses once the default event occurs.  The changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships and other financial instruments recognized at fair value.

The table below sets out the information about our consolidated derivative financial instruments as at December 31, 2018 and 2017:

								2018		2017
	Original Notional Amount		Trade Date	Underlying Transaction in U.S. Dollar	Termination Date	Weighted Average Hedge Cost	Weighted Average Foreign Exchange Rate	Notional Amount	Net Mark- to- market Gains (Losses) in Php	Notional Amount	Net Mark- to- market Gains (Losses) in Php
	(in millions)			(in millions)			(in millions)
Transactions not designated as hedges:
PLDT
Long-term currency swaps	US$262		2001 and 2002	300 Notes 2017	March 6, 2017	3.42%	Php49.85	—	—	—	—
Forward foreign exchange contracts	US$34		Various dates in 2017	U.S. dollar liabilities	Various dates in 2017	—	Php50.18	—	—	—	—
	US$56		Various dates in 2017	U.S. dollar liabilities	Various dates in 2018	—	Php50.77	—	—	US$56	(39)
	US$58		Various dates in 2018	U.S. dollar liabilities	Various dates in 2018	—	Php52.56	—	—	—	—
	US$78		Various dates in 2018 and 2019	U.S. dollar liabilities	Various dates in January 2019 to July 2019	—	Php52.98	US$34	(22)	—	—
	EUR9		Various dates in August 2018	EUR assets	December 14, 2018	—	US$1.17	—	—	—	—
	EUR11		Various dates in 2018	EUR assets	December 14, 2018	—	Php62.95	—	—	—	—
Foreign exchange options	EUR36	(a)	Various dates in 2018	EUR assets	Various dates in November 2018 and December 2018	—	EUR1.161	—	—	—	—
							EUR1.185
Smart
Forward foreign exchange contracts	US$91		Various dates in 2016 and 2017	U.S. dollar liabilities	Various dates in 2017	—	Php49.54	—	—	—	—
	US$120		Various dates in 2017 and 2018	U.S. dollar liabilities	Various dates in 2018	—	Php52.13	—	—	US$46	(49)
	US$54		Various dates in 2017 and 2018	U.S. dollar liabilities	Various dates in 2019	—	Php53.58	US$54	(38)	—	—
	US$28		January to March 2019	U.S. dollar liabilities	Various dates in 2019	—	Php52.48
Foreign exchange options	US$59	(b)	Various dates in 2016 and 2017	U.S. dollar liabilities	Various dates in 2017	—	Php49.60	—	—	—	—
							Php50.30
							Php51.24
	US$4	(c)	Various dates in 2017 and 2018	U.S. dollar liabilities	Various dates in 2018	—	Php50.64	—	—	US$3	(2)
							Php51.58
							Php52.48
DMPI
Interest rate swaps	US$54		October 7, 2008	59 loan facility	March 31, 2017	3.88%	—	—	—	—	—
	US$47		October 7, 2008	51 loan facility	June 30, 2017	3.97%	—	—	—	—	—
									(60)		(90)
Transactions designated as hedges:
PLDT
Interest rate swaps(d)	US$30		January 23, 2015	150 term loan	March 7, 2017	2.11%	—	—	—	—	—
	US$240		Various dates in 2013 and 2015	300 term loan	January 16, 2018	2.17%	—	—	—	US$33	2
	US$100		August 2014	100 PNB	August 11, 2020	3.46%	—	US$96	55	US$97	5
	US$50		September 2014	50 Metrobank	September 2, 2020	3.47%	—	US$48	25	US$49	—
	US$150		April and June 2015	200 term loan	February 25, 2022	2.70%	—	US$79	66	US$150	26
Long-term currency swaps(e)	US$140		October 2015 to June 2016	300 term loan	January 16, 2018	2.20%	Php46.67	—	—	US$31	88
	US$4		January 2017	100 PNB	August 11, 2020	1.01%	Php49.79	US$2	7	US$3	2
	US$6		April and June 2017	200 MUFG Bank, Ltd.	August 26, 2019	1.63%	Php49.51	US$3	9	US$6	—
	US$2		January 2018	200 MUFG Bank, Ltd.	August 26, 2019	1.59%	Php49.86	US$1	3	—	—

	US$6		February 2018	200 MUFG Bank, Ltd.	February 26, 2020	1.82%	Php51.27	US$5	6	—	—
	US$11		November and December 2018	200 MUFG Bank, Ltd.	February 25, 2022	2.32%	Php52.36	US$11	17	—	—
	US$9		February 2019	200 MUFG Bank, Ltd.	February 25, 2022	2.23%	Php51.88
Smart
Interest rate swaps(f)	US$44		May 16, 2013	50 Bank of Tokyo	May 30, 2017	1.77%	—	—	—	—	—
	US$110		Various dates in 2013 and 2014	120 term loan	June 20, 2018	2.22%	—	—	—	US$15	3
	US$85		Various dates in 2014 and 2015	100 Bank of Tokyo	March 7, 2019	2.23%	—	US$10	3	US$29	8
	US$50		October 2, 2014	50 Mizuho	May 14, 2019	2.58%	—	US$5	2	US$17	4
	US$200		Various dates in 2015	200 Mizuho	March 4, 2020	2.10%	—	US$67	52	US$111	51
	US$30		February 2016	100 Mizuho	December 7, 2021	2.03%	—	US$18	24	US$24	23
Long-term currency swaps(g)	US$100		Various dates in 2015	200 Mizuho	March 5, 2018	2.21%	Php46.66	—	—	US$20	58
	US$45		Various dates in 2016	100 Mizuho	December 7, 2018	1.93%	Php46.55	—	—	US$18	58
	US$11		Various dates in 2017	80 CBC	May 31, 2018	1.28%	Php49.66	—	—	US$4	1
	US$16		Various dates in 2017 and 2018	100 Mizuho	December 7, 2020	1.69%	Php50.82	US$16	28	US$8	(2)
	US$12		Various dates in 2018	200 Mizuho	March 4, 2020	2.01%	Php51.87	US$9	6	—	—
	US$2		January 10, 2019	2015 Mizuho US$200M	March 4, 2020	2.25%	Php52.16
	US$2		January 11, 2019	2015 Mizuho US$100M	December 7, 2020	2.34%	Php52.18
	US$6		February 2019	2015 Mizuho US$100M	December 7, 2021	2.21%	Php51.83
									303		327
									243		237
(a)

If the EUR to U.S. dollar spot exchange rate on the fixing date settles below €1.161, PLDT will sell the EUR at €1.161.  However, if on the fixing date, the exchange rate settles between the €1.161 and €1.185, there will be no settlement by PLDT, and if the exchange rate is above €1.185, PLDT will sell the EUR at €1.185.

(b)

If the Philippine peso to U.S. dollar spot exchange rate on the maturity date settles between Php50.30 to Php51.24, Smart will purchase the U.S. dollar for Php50.30.  However, if on maturity, the exchange rate settles above Php51.24, Smart will purchase the U.S. dollar for Php50.30 plus the excess above Php51.24, and if the exchange rate is lower than Php50.30, Smart will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate, subject to a floor of Php49.60.

(c)

If the Philippine peso to U.S. dollar spot exchange rate on the maturity date settles between Php51.58 to Php52.48, Smart will purchase the U.S. dollar for Php51.58.  However, if on maturity, the exchange rate settles above Php52.48, Smart will purchase the U.S. dollar for Php51.58 plus the excess above Php52.48, and if the exchange rate is lower than Php51.58, Smart will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate, subject to a floor of Php50.64.

(d)

PLDT’s interest rate swap agreements outstanding as at December 31, 2018 and 2017 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market gains amounting to Php129 million and Php44 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2018 and 2017, respectively.  Interest accrual on the interest rate swaps amounting to Php17 million and Php11 million were recorded as at December 31, 2018 and 2017, respectively.  There were no ineffective portion in the fair value recognized in our consolidated income statements for the years ended December 31, 2018 and 2017.

(e)

PLDT’s long-term principal only-currency swap agreements entered into in 2015 to 2018 were designated as cash flow hedges, wherein effective portion of the movements in the fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market gains amounting to Php45 million and Php108 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2018 and 2017, respectively.  Hedge cost accrual on the long-term principal only-currency swaps amounting to Php3 million and Php18 million were recognized as at December 31, 2018 and 2017, respectively.  The amounts recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate.  A hedge cost portion of the movements in the fair value amounting to Php1 million and Php3 million were recognized in our consolidated income statements for the years ended December 31, 2018 and 2017, respectively.

(f)

Smart’s interest rate swap agreements outstanding as at December 31, 2018 and 2017 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market gains amounting to Php63 million and Php85 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2018 and 2017, respectively.  Reduction on interest arising from the interest rate swaps amounted to Php18 million and Php4 million as at December 31, 2018 and 2017, respectively.  There were no ineffective portion in the fair value recognized in our consolidated income statements for the years ended December 31, 2018 and 2017.

(g)

Smart’s long-term principal only-currency swap agreements outstanding as at December 31, 2018 and 2017 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market gains amounting to Php50 million and Php124 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2018 and 2017, respectively.  Hedge cost accrual on the long-term principal only-currency swaps amounting to Php16 million and Php9 million were recognized as at December 31, 2018 and 2017, respectively.  The amounts recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate.  A hedge cost portions of the movements in the fair value amounting to Php2 million and Php4 million was recognized in our consolidated income statements for the years ended December 31, 2018 and 2017, respectively.

	2018	2017
		(in million pesos)
Presented as:
Noncurrent assets	140	215
Current assets	183	171
Noncurrent liabilities	—	(8)
Current liabilities	(80)	(141)
Net assets	243	237

Movements of our consolidated mark-to-market gains for the years ended December 31, 2018 and 2017 are summarized as follows:

	2018	2017
		(in million pesos)
Net mark-to-market gains at beginning of the year	237	514
Gains on derivative financial instruments (Note 4)	1,135	724
Effective portion recognized in the profit or loss for the cash flow hedges	27	(55)
Net fair value losses on cash flow hedges charged to other comprehensive income	(286)	(411)
Settlements, interest expense and others	(870)	(535)
Net mark-to-market gains at end of the year	243	237

Our consolidated analysis of gains on derivative financial instruments for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
		(in million pesos)
Gains on derivative financial instruments (Note 4)	1,135	724	1,539
Hedge costs	(49)	(191)	(543)
Net gains on derivative financial instruments (Notes 4 and 5)	1,086	533	996

Financial Risk Management Objectives and Policies

The main risks arising from our financial instruments are liquidity risk, foreign currency exchange risk, interest rate risk and credit risk.  The importance of managing those risks has significantly increased in light of the considerable change and volatility in both the Philippine and international financial markets.  Our Board of Directors reviews and approves policies for managing each of these risks.  Our policies for managing these risks are summarized below.  We also monitor the market price risk arising from all financial instruments.

Liquidity Risk

Our exposure to liquidity risk refers to the risk that our financial requirements, working capital requirements and planned capital expenditures will not be met.

We manage our liquidity profile to be able to finance our operations and capital expenditures, service our maturing debts and meet our other financial obligations.  To cover our financing requirements, we use internally generated funds and proceeds from debt and equity issues and sales of certain assets.

As part of our liquidity risk management program, we regularly evaluate our projected and actual cash flows, including our loan maturity profiles, and continuously assess conditions in the financial markets for opportunities to pursue fund-raising initiatives.  These activities may include bank loans, export credit agency-guaranteed facilities, debt capital and equity market issues.

Any excess funds are primarily invested in short-term and principal-protected bank products that provide flexibility of withdrawing the funds anytime.  We also allocate a portion of our cash in longer tenor investments such as fixed income securities issued or guaranteed by the Republic of the Philippines, and Philippine banks and corporates and managed funds.  We regularly evaluate available financial products and monitor market conditions for opportunities to enhance yields at acceptable risk levels.  Our investments are also subject to certain restrictions contained in our debt covenants.  Our funding arrangements are designed to keep an appropriate balance between equity and debt and to provide financing flexibility while enhancing our businesses.

Our cash position remains sufficient to support our planned capital expenditure requirements and service our debt and financing obligations; however, we may be required to finance a portion of our future capital expenditures from external financing sources.  We have cash and cash equivalents, and short-term investments amounting to Php51,654 million and Php1,165 million, respectively, as at December 31, 2018, which we can use to meet our short-term liquidity needs.  See Note 15 – Cash and Cash Equivalents.

The following table discloses a summary of maturity profile of our financial assets based on our consolidated undiscounted claims outstanding as at December 31, 2018 and 2017:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2018
Financial instruments at amortized cost:	90,232	87,526	2,190	349	167
Other financial assets	2,686	130	2,040	349	167
Debt instruments at amortized cost	150	—	150	—	—
Cash equivalents	45,672	45,672	—	—	—
Short-term investments	1,165	1,165	—	—	—
Retail subscribers	19,444	19,444	—	—	—
Corporate subscribers	11,073	11,073	—	—	—
Foreign administrations	4,225	4,225	—	—	—
Domestic carriers	270	270	—	—	—
Dealers, agents and others	5,547	5,547	—	—	—
Financial instruments at FVPL:	11,596	6,833	—	—	4,763
Financial assets at fair value through profit or loss	4,763	—	—	—	4,763
Other financial assets	6,833	6,833	—	—	—
Financial assets at fair value through other comprehensive income	4,353	1,604	2,749	—	—
Total	106,181	95,963	4,939	349	4,930

December 31, 2017
Loans and receivables:	96,891	82,814	11,175	2,739	163
Advances and other noncurrent assets	20,901	6,824	11,175	2,739	163
Cash equivalents	26,554	26,554	—	—	—
Short-term investments	1,074	1,074	—	—	—
Investment in debt securities and other long-term investments	100	100	—	—	—
Retail subscribers	17,961	17,961	—	—	—
Corporate subscribers	9,641	9,641	—	—	—
Foreign administrations	6,517	6,517	—	—	—
Domestic carriers	457	457	—	—	—
Dealers, agents and others	13,686	13,686	—	—	—
HTM investments:	150	—	150	—	—
Investment in debt securities and other long-term investments	150	—	150	—	—
Available-for-sale financial investments	15,165	—	—	—	15,165
Total	112,206	82,814	11,325	2,739	15,328

The following table discloses a summary of maturity profile of our financial liabilities based on our consolidated contractual undiscounted obligations outstanding as at December 31, 2018 and 2017:

	Payments Due by Period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2018
Debt(1):	218,791	13,892	72,007	51,098	81,794
Principal	176,694	13,292	49,747	41,401	72,254
Interest	42,097	600	22,260	9,697	9,540
Lease obligations:	22,674	12,727	4,066	2,616	3,265
Operating lease	22,674	12,727	4,066	2,616	3,265
Other obligations:	145,892	140,549	3,206	176	1,961
Various trade and other obligations:	145,892	140,549	3,206	176	1,961
Suppliers and contractors	72,064	69,099	2,828	137	—
Utilities and related expenses	48,189	48,128	61	—	—
Employee benefits	7,955	7,955	—	—	—
Liability from redemption of preferred shares	7,862	7,862	—	—	—
Customers’ deposits	2,194	—	194	39	1,961
Carriers and other customers	1,815	1,815	—	—	—
Dividends	1,533	1,533	—	—	—
Others	4,280	4,157	123	—	—
Total contractual obligations	387,357	167,168	79,279	53,890	87,020

December 31, 2017
Debt(1):	213,597	3,285	70,552	48,958	90,802
Principal	173,136	3,251	51,254	37,925	80,706
Interest	40,461	34	19,298	11,033	10,096
Lease obligations:	20,666	11,871	3,851	2,266	2,678
Operating lease	20,666	11,871	3,851	2,266	2,678
Other obligations:	128,618	120,471	5,881	264	2,002
Various trade and other obligations:	128,618	120,471	5,881	264	2,002
Suppliers and contractors	59,776	54,196	5,339	241	—
Utilities and related expenses	44,007	43,984	22	1	—
Liability from redemption of preferred shares	7,870	7,870	—	—	—
Employee benefits	6,573	6,573	—	—	—
Customers’ deposits	2,443	—	419	22	2,002
Carriers and other customers	2,083	2,083	—	—	—
Dividends	1,575	1,575	—	—	—
Others	4,291	4,190	101	—	—
Total contractual obligations	362,881	135,627	80,284	51,488	95,482

(1)	Consists of long-term debt, including current portion; gross of unamortized debt discount and debt issuance costs.

Debt

See Note 20 – Interest-bearing Financial Liabilities – Long-term Debt for a detailed discussion of our debt.

Operating Lease Obligations

The PLDT Group has various lease contracts for periods ranging from one to ten years covering certain offices, warehouses, cell sites telecommunications equipment locations and various office equipment.  These lease contracts are subject to certain escalation clauses.

Our consolidated future minimum lease commitments payable with non-cancellable operating leases as at December 31, 2018 and 2017 are as follows:

	2018	2017
		(in million pesos)
Within one year	12,867	11,945
After one year but not more than five years	6,542	6,043
More than five years	3,265	2,678
Total	22,674	20,666

Finance Lease Obligations

See Note 20 – Interest-bearing Financial Liabilities – Obligations under Finance Leases for the detailed discussion of our long-term finance lease obligations.

Other Obligations – Various Trade and Other Obligations

PLDT Group has various obligations to suppliers for the acquisition of phone and network equipment, contractors for services rendered on various projects, foreign administrations and domestic carriers for the access charges, shareholders for unpaid dividends distributions, employees for benefits and other related obligations, and various business and operational related agreements.  Total obligations under these various agreements amounted to approximately Php145,892 million and Php128,618 million as at December 31, 2018 and 2017, respectively.  See Note 22 – Accounts Payable and Note 23 – Accrued Expenses and Other Current Liabilities.

Commercial Commitments

Our outstanding consolidated commercial commitments, in the form of letters of credit, amounted to Php20 million and Php88 million as at December 31, 2018 and 2017, respectively.  These commitments will expire within one year.  See Note 10 – Investments in Associates and Joint Ventures – Investments of PLDT in VTI, Bow Arken and Brightshare.

Collateral

We have not made any pledges as collateral with respect to our financial liabilities as at December 31, 2018 and 2017.

Foreign Currency Exchange Risk

Foreign currency exchange risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates.

The revaluation of our foreign currency-denominated financial assets and liabilities as a result of the appreciation or depreciation of the Philippine peso is recognized as foreign exchange gains or losses as at the end of the reporting period.  The extent of foreign exchange gains or losses is largely dependent on the amount of foreign currency liabilities.  While a certain percentage of our revenues are either linked to or denominated in U.S. dollars, a substantial portion of our capital expenditures, a portion of our indebtedness and related interest expense and a portion of our operating expenses are denominated in foreign currencies, mostly in U.S. dollars.  As such, a strengthening or weakening of the Philippine peso against the U.S. dollar will decrease or increase in Philippine peso terms both the principal amount of our foreign currency-denominated debts and the related interest expense, our foreign currency-denominated capital expenditures and operating expenses as well as our U.S. dollar-linked and U.S. dollar-denominated revenues.  In addition, many of our financial ratios and other financial tests are affected by the movements in the Philippine peso to U.S. dollar exchange rate.

To manage our foreign exchange risks and to stabilize our cash flows in order to improve investment and cash flow planning, we enter into forward foreign exchange contracts, currency swap contracts, currency option contracts and other hedging products aimed at reducing and/or managing the adverse impact of changes in foreign exchange rates on our operating results and cash flows.  Further details of the risk management strategy is recognized in our hedge designation documentation.  We use forward foreign exchange purchase contracts, currency swap contracts and currency option contracts to manage the foreign currency risks associated with our foreign currency-denominated loans.  We accounted for these instruments as either cash flow hedges, wherein changes in the fair value are recognized in our consolidated other comprehensive income until the hedged transaction affects our consolidated income statement or transactions not designated as hedges, wherein changes in the fair value are recognized directly as income or expense for the year.

The impact of the hedging instruments on our consolidated statements of financial position is, as follows:

	Notional Amount	Carrying Amount	Line item in the Consolidated Statement
	(U.S. Dollar)	(Php)	of Financial Position
	(in million pesos)
As at December 31, 2018
Long-term currency swaps	46	83	Derivative financial assets - net of current portion
		13	Current portion of derivative financial assets

As at December 31, 2017
Long-term currency swaps	90	115	Derivative financial assets - net of current portion
		125	Current portion of derivative financial assets

The impact of the hedged items on the consolidated statements of financial position is, as follows:

	December 31, 2018		December 31, 2017
	Cash flow hedge reserve	Cost of hedging reserve	Cash flow hedge reserve	Cost of hedging reserve
	(in million pesos)
PLDT:
US$300M Term Loan	(273)	4	(171)	18
US$100M PNB	(7)	—	—	—
US$200M MUFG Bank, Ltd.	(3)	—	1	—
	(283)	4	(170)	18

Smart:
US$200M Mizuho	7	3	65	7
US$100M Mizuho	43	13	57	2
2013 Chinabank US$80M	—	—	2	—
	50	16	124	9

The effect of the cash flow hedge in the consolidated income statements and statements of other comprehensive income is, as follows:

	Total hedging loss recognized in OCI	Line item in the Consolidated Income Statements
	(in million pesos)
Year Ended December 31, 2018
Long-term currency swaps
	(234)	Other comprehensive loss
Year Ended December 31, 2017
Long-term currency swaps	(46)	Other comprehensive loss

The following table shows our consolidated foreign currency-denominated monetary financial assets and liabilities and their Philippine peso equivalents as at December 31, 2018 and 2017:

	2018		2017
	U.S. Dollar	Php(1)	U.S. Dollar	Php(2)
	(in millions)
Noncurrent Financial Assets
Derivative financial assets – net of current portion	3	140	4	215
Other financial assets – net of current portion	—	12	—	2
Total noncurrent financial assets	3	152	4	217
Current Financial Assets
Cash and cash equivalents	717	37,688	440	21,988
Short-term investments	22	1,138	2	75
Trade and other receivables – net	261	13,741	218	10,893
Current portion of derivative financial assets	3	183	3	171
Current portion of investment in debt securities and other long-term investments	—	—	2	100
Current portion of other financial assets	—	11	—	9
Total current financial assets	1,003	52,761	665	33,236
Total Financial Assets	1,006	52,913	669	33,453
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion	336	17,668	446	22,285
Derivative financial liabilities – net of current portion	—	—	—	8
Other noncurrent liabilities	—	12	—	11
Total noncurrent financial liabilities	336	17,680	446	22,304
Current Financial Liabilities
Accounts payable	415	21,797	233	11,670
Accrued expenses and other current liabilities	170	8,961	166	8,314
Current portion of interest-bearing financial liabilities	110	5,780	259	12,922
Current portion of derivative financial liabilities	2	80	3	141
Total current financial liabilities	697	36,618	661	33,047
Total Financial Liabilities	1,033	54,298	1,107	55,351

(1)

The exchange rate used to convert the U.S. dollar amounts into Philippine peso was Php52.56 to US$1.00, the Philippine peso-U.S. dollar exchange rate as quoted through the Bankers Association of the Philippines as at December 31, 2018.

(2)

The exchange rate used to convert the U.S. dollar amounts into Philippine peso was Php49.96 to US$1.00, the Philippine peso-U.S. dollar exchange rate as quoted through the Philippine Dealing System as at December 31, 2017.

As at March 20, 2019, the Philippine peso-U.S. dollar exchange rate was Php52.89 to US$1.00.  Using this exchange rate, our consolidated net foreign currency-denominated financial liabilities would have increased in Philippine peso terms by Php9 million as at December 31, 2018.

Approximately 13% and 20% of our total consolidated debts (net of consolidated debt discount) were denominated in U.S. dollars as at December 31, 2018 and 2017, respectively.  Our consolidated foreign currency-denominated debt decreased to Php23,352 million as at December 31, 2018 from Php35,032 million as at December 31, 2017.  See Note 20 – Interest-bearing Financial Liabilities.  The aggregate notional amount of our consolidated outstanding long-term principal only-currency swap contracts were US$46 million and US$90 million as at December 31, 2018 and 2017, respectively.  Consequently, the unhedged portion of our consolidated debt amounts was approximately 12% (or 8%, net of our consolidated U.S. dollar cash balances allocated for debt) and 16% (or 8%, net of our consolidated U.S. dollar cash balances allocated for debt) as at December 31, 2018 and 2017, respectively.

Approximately, 16% of our consolidated revenues were denominated in U.S. dollars and/or were linked to U.S. dollars for each of the years ended December 31, 2018 and 2017.  Approximately, 8% of our consolidated expenses were denominated in U.S. dollars and/or linked to the U.S. dollar for each of the years ended December 31, 2018 and 2017.  In this respect, the higher weighted average exchange rate of the Philippine peso against the U.S. dollar increased our revenues and expenses, and consequently, affects our cash flow from operations in Philippine peso terms.  In view of the anticipated continued decline in dollar-denominated/dollar-linked revenues, which provide a natural hedge against our foreign currency exposure, we are progressively refinancing our dollar-denominated debts in Philippine pesos.

The Philippine peso depreciated by 5.20% against the U.S. dollar to Php52.56 to US$1.00 as at December 31, 2018 from Php49.96 to US$1.00 as at December 31, 2017.  As a result of our consolidated foreign exchange movements, as well as the amount of our consolidated outstanding net foreign currency financial assets and liabilities, we recognized net consolidated foreign exchange losses of Php771 million, Php411 million and Php2,785 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Management conducted a survey among our banks to determine the outlook of the Philippine peso-U.S. dollar exchange rate until December 31, 2019.  Our outlook is that the Philippine peso-U.S. dollar exchange rate may weaken/strengthen by 1.21% as compared to the exchange rate of Php52.56 to US$1.00 as at December 31, 2018.  If the Philippine peso-U.S. dollar exchange rate had weakened/strengthened by 1.21% as at December 31, 2018, with all other variables held constant, profit after tax for the year ended December 31, 2018 would have been approximately Php2 million lower/higher and our consolidated stockholders’ equity as at December 31, 2018 would have been approximately Php12 million lower/higher, mainly as a result of consolidated foreign exchange gains and losses on conversion of U.S. dollar-denominated net assets/liabilities and mark-to-market valuation of derivative financial instruments.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of change in market interest rates.

Our exposure to the risk of changes in market interest rates relates primarily to our long-term debt obligations with floating interest rates.

Our policy is to manage interest cost through a mix of fixed and variable rate debts.  We evaluate the fixed to floating ratio of our loans in line with movements of relevant interest rates in the financial markets.  Based on our assessment, new financing will be priced either on a fixed or floating rate basis.  We enter into interest rate swap agreements in order to manage our exposure to interest rate fluctuations.  Further details of the risk management strategy is recognized in our hedge designation documentation.  We make use of hedging instruments and structures solely for reducing or managing financial risk associated with our liabilities and not for trading purposes.

The impact of the hedging instruments on our consolidated statements of financial position is, as follows:

	Notional Amount	Carrying Amount	Line item in the Consolidated Statement
	(U.S. Dollar)	(Php)	of Financial Position
	(in million pesos)
As at December 31, 2018
Interest rate swaps	323	57	Derivative financial assets - net of current portion
		170	Current portion of derivative financial assets
	323	227

As at December 31, 2017
Interest rate swaps	525	101	Derivative financial assets - net of current portion
		45	Current portion of derivative financial assets
		(24)	Current portion of derivative financial assets
	525	122

The impact of the hedged items on the consolidated statements of financial position is, as follows:

	December 31, 2018		December 31, 2017
	Cash flow hedge reserve	Cost of hedging reserve	Cash flow hedge reserve	Cost of hedging reserve
	(in million pesos)
PLDT:
US$100M PNB	50	—	9	—
US$50M MBTC	24	—	1	—
US$200M MUFG Bank, Ltd.	55	—	34	—
	129	—	44	—

Smart:
2014 BTMU US$100M	(6)	—	—	—
2014 Mizuho US$50M	(2)	—	3	—
2015 Mizuho US$200M	(11)	—	8	—
2015 Mizuho US$100M	—	—	1	—
2013 Sumitomo US$120M	(3)	—	(6)	—
2013 BTMU US$50M	—	—	(1)	—
	(22)	—	5	—

The effect of the cash flow hedge in the consolidated income statements and statements of other comprehensive income is, as follows:

	Total hedging loss recognized in OCI	Line item in the Consolidated Income Statements
	(in million pesos)
Year Ended December 31, 2018
Interest rate swaps
	179	Other comprehensive loss
Year Ended December 31, 2017
Interest rate swaps	169	Other comprehensive loss

The following tables set out the carrying amounts, by maturity, of our financial instruments that are expected to have exposure on interest rate risk as at December 31, 2018 and 2017.  Financial instruments that are not subject to interest rate risk were not included in the table.

As at December 31, 2018

	In U.S. Dollars							Discount/		Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Debt Instruments at Amortized Cost
U.S. Dollar	—	—	—	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—	—	—	—
Philippine Peso	—	3	—	—	—	3	150	—	150	3	148
Interest rate	—	4.8371%	—	—	—	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	30	—	—	—	—	30	1,580	—	1,580	30	1,580
Interest rate	0.0100% to 0.2500%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	57	—	—	—	—	57	3,017	—	3,017	57	3,017
Interest rate	0.05000% to 1.2500%	—	—	—	—	—	—	—	—	—	—
Other Currencies	—	—	—	—	—	—	4	—	4	—	4
Interest rate	0.1000% to 0.5000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	675	—	—	—	—	675	35,467	—	35,467	675	35,467
Interest rate	2.7000% to 3.0000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	194	—	—	—	—	194	10,204	—	10,204	194	10,204
Interest rate	0.2500% to 7.0500%	—	—	—	—	—	—	—	—	—	—
Other Currencies	—	—	—	—	—	—	—	—	—	—	—
Interest rate	0.0750%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
U.S. Dollar	22	—	—	—	—	22	1,138	—	1,138	22	1,138
Interest rate	2.5000% to 3.0000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	1	—	—	—	—	1	27	—	27	1	27
Interest rate	3.5000%	—	—	—	—	—	—	—	—	—	—
Other Currencies	—	—	—	—	—	—	—	—	—	—	—
Interest rate	0.0750%	—	—	—	—	—	—	—	—	—	—
	979	3	—	—	—	982	51,587	—	51,587	982	51,585

Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Fixed Loans	2	15	7	4	—	28	1,483	1	1,482	28	1,502
Interest rate	1.4100%	2.8850%	2.8850%	2.8850%	—	—	—	—	—	—	—
Philippine Peso	234	123	319	730	1,232	2,638	138,637	278	138,359	2,319	121,868
Interest rate	4.9110% to 5.6038%	3.9000% to 6.7339%	3.9000% to 6.7339%	3.9000% to 6.7339%	4.2500% to 6.7339%	—	—	—	—	—	—
Variable Rate
U.S. Dollar Loans	17	286	38	52	25	418	21,964	94	21,870	418	21,965
Interest rate	0.9500% to 1.1000% over LIBOR	0.7900% to 1.4500% over LIBOR	0.7900% to 0.9500% over LIBOR	0.7900% to 1.0500% over LIBOR	1.0500% over LIBOR	—	—	—	—	—	—
Philippine Peso	—	94	64	2	118	278	14,610	45	14,565	278	14,610
Interest rate*	—	0.5000% to 1.0000% over PHP BVAL	0.5000% to 1.0000% over PHP BVAL	0.5000% to 0.6000% over PHP BVAL	0.5000% to 0.6000% over PHP BVAL	—	—	—	—	—	—
	253	518	428	788	1,375	3,362	176,694	418	176,276	3,043	159,945

*	Effective October 29, 2018, PHP BVAL Reference Rate replaced PDST Reference Rates (PDST-R1 and PDST-R2).

As at December 31, 2017

	In U.S. Dollars							Discount/		Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Investment in Debt Securities and Other Long-term Investments
U.S. Dollar	2	—	—	—	—	2	100	—	100	2	100
Interest rate	3.5000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	—	—	3	—	—	3	150	—	150	3	151
Interest rate	—	—	4.8371%	—	—	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	29	—	—	—	—	29	1,465	—	1,465	29	1,465
Interest rate	0.0100% to 0.2500%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	89	—	—	—	—	89	4,468	—	4,468	89	4,468
Interest rate	0.05000% to 1.2500%	—	—	—	—	—	—	—	—	—	—
Other Currencies	—	—	—	—	—	—	9	—	9	—	9
Interest rate	0.1000% to 0.5000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	402	—	—	—	—	402	20,063	—	20,063	402	20,063
Interest rate	0.2500% to 2.1000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	130	—	—	—	—	130	6,491	—	6,491	130	6,491
Interest rate	0.1250% to 4.3250%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
U.S. Dollar	22	—	—	—	—	22	1,074	—	1,074	22	1,074
Interest rate	2.1000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	—	—	—	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—	—	—	—
	674	—	3	—	—	677	33,820	—	33,820	677	33,821

Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Fixed Loans	5	37	8	11	—	61	3,050	6	3,044	62	3,104
Interest rate	1.4100%	1.4100% to 2.8850%	2. 8850%	2.8850%	—	—	—	—	—	—	—
Philippine Peso	—	333	81	618	1,565	2,597	129,733	335	129,398	2,450	122,418
Interest rate	—	3.9000% to 6.4044%	3.9000% to 6.4044%	3.9000% to 6.4044%	3.9000% to 6.4044%	—	—	—	—	—	—
Variable Rate
U.S. Dollar	60	266	203	65	50	644	32,158	170	31,988	644	32,158
Interest rate	1.2000% to 1.6000% over LIBOR	US$LIBOR + 0.7900% to 1.4500%	US$LIBOR + 0.7900% to 1.4500%	US$LIBOR + 0.7900% to 0.9500%	US$LIBOR + 1.0500%	—	—	—	—	—	—
Philippine Peso	—	3	95	66	—	164	8,195	14	8,181	164	8,195
Interest rate	—	1.0000% over PDST-R2	1.0000% over PDST-R2	1.0000% over PDST-R2	—	—	—	—	—	—	—
	65	639	387	760	1,615	3,466	173,136	525	172,611	3,320	165,875

Fixed rate financial instruments are subject to fair value interest rate risk while floating rate financial instruments are subject to cash flow interest rate risk.

Repricing of floating rate financial instruments is mostly done on intervals of three months or six months.  Interest on fixed rate financial instruments is fixed until maturity of the particular instrument.

Approximately 21% and 23% of our consolidated debts were variable rate debts as at December 31, 2018 and 2017, respectively.  Our consolidated variable rate debt decreased to Php36,575 million as at December 31, 2018 from Php40,353 million as at December 31, 2017.  Considering the aggregate notional amount of our consolidated outstanding long-term interest rate swap contracts of US$323 million and US$525 million as at December 31, 2018 and 2017, respectively, approximately 89% and 92% of our consolidated debts were fixed as at December 31, 2018 and 2017, respectively.

Management conducted a survey among our banks to determine the outlook of the U.S. dollar and Philippine peso interest rates until December 31, 2019.  Our outlook is that the U.S. dollar and Philippine peso interest rates may move 45 basis points, or bps, and 55 bps higher/lower, respectively, as compared to levels as at December 31, 2018.  If U.S. dollar interest rates had been 45 bps higher/lower as compared to market levels as at December 31, 2018, with all other variables held constant, profit after tax for the year 2018 and our consolidated stockholders’ equity as at year end 2018 would have been approximately Php10 million and Php39 million, respectively, lower/higher, mainly as a result of higher/lower interest expense on floating rate borrowings and loss/gain on derivative transactions.  If Philippine peso interest rates had been 55 bps higher/lower as compared to market levels as at December 31, 2018, with all other variables held constant, profit after tax for the year 2018 and our consolidated stockholders’ equity as at year end 2018 would have been approximately Php13 million and Php8 thousand, respectively, lower/higher, mainly as a result of higher/lower interest expense on floating rate borrowings and loss/gain on derivative transactions.

Credit Risk

Credit risk is the risk that we will incur a loss arising from our customers, clients or counterparties that fail to discharge their contracted obligations.  We manage and control credit risk by setting limits on the amount of risk we are willing to accept for individual counterparties and by monitoring exposures in relation to such limits.

We trade only with recognized and creditworthy third parties.  It is our policy that all customers who wish to trade on credit terms are subject to credit verification procedures.  In addition, receivable balances are monitored on an on-going basis to reduce our exposure to bad debts.

We established a credit quality review process to provide regular identification of changes in the creditworthiness of counterparties.  Counterparty limits are established and reviewed periodically based on latest available financial data on our counterparties’ credit ratings, capitalization, asset quality and liquidity.  Our credit quality review process allows us to assess the potential loss as a result of the risks to which we are exposed and allow us to take corrective actions.

Maximum exposure to credit risk of financial assets not subject to impairment

The gross carrying amount of financial assets not subject to impairment also represents our maximum exposure to credit risk, as follows:

2018
(in million pesos)
Financial assets at fair value through profit or loss	4,763
Derivative financial assets - net of current portion	140
Current portion of derivative financial assets	183
Total	5,086

Maximum exposure to credit risk of financial assets subject to impairment

The table below shows the maximum exposure to credit risk for the components of our consolidated statements of financial position, including derivative financial instruments as at December 31, 2018 and 2017.  The maximum exposure is shown gross before both the effect of mitigation through use of master netting and collateral arrangements.  The extent to which collateral and other credit enhancements mitigate the maximum exposure to credit risk is described in the footnotes to the table.

For financial assets recognized on the balance sheet, the gross exposure credit risk equalts their carrying amount.

	2018				2017
	Stage 1 Lifetime ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total	Total
	(in million pesos)				(in million pesos)
High grade	58,299	8,776	—	67,075	83,259
Standard grade	1,470	7,881	—	9,351	9,933
Substarndard grade	3	7,399	—	7,402	11,028
Default	236	1,595	14,908	16,739	14,723
Gross carrying amount	60,008	25,651	14,908	100,567	118,943
Less allowance	236	1,595	14,908	16,739	14,723
Carrying amount	59,772	24,056	—	83,828	104,220

Maximum exposure to credit risk after collateral held or other credit enhancements

Collateral held as security for financial assets depends on the nature of the instrument.  Debt investment securities are generally unsecured.  Estimates of fair value are based on the value of collateral assessed at the time of borrowing and are regularly updated according to internal lending policies and regulatory guidelines.  Generally, collateral is not held over loans and advances to us except for reverse repurchase agreements.  Collateral usually is not held against investment securities, and no such collateral was held as at December 31, 2018 and 2017.

Our policies regarding obtaining collateral have not significantly changed during the reporting period and there has been no significant change in the overall quality of the collateral held by us during the year.

We have not identified significant risk concentrations arising from the nature, type or location of collateral and other credit enhancements held against our credit exposures.

An analysis of the maximum exposure to credit risk for the components of our consolidated statements of financial position, including derivative financial instruments as at December 31, 2018 and 2017:

	2018
	Gross Maximum Exposure	Collateral and Other Credit Enhancements*	Net Maximum Exposure
	(in million pesos)
Financial instruments at amortized cost:
Other financial assets	2,450	—	2,450
Debt instruments at amortized cost	150	—	150
Cash and cash equivalents	51,654	187	51,467
Short-term investments	1,165	—	1,165
Retail subscribers	9,620	55	9,565
Corporate subscribers	6,564	273	6,291
Foreign administrations	3,306	—	3,306
Domestic carriers	193	—	193
Dealers, agents and others	4,373	1	4,372
Financial instruments at FVPL:
Other financial assets	6,833	—	6,833
Financial assets at fair value through profit or loss	4,763	—	4,763
Interest rate swap	227	—	227
Long-term currency swap	83	—	83
Currency swap	13	—	13
Financial assets at FVOCI:
Debt instruments at fair value through profit or loss	4,353	—	4,353
Total	95,747	516	95,231

*	Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2018.

	2017
	Gross Maximum Exposure	Collateral and Other Credit Enhancements*	Net Maximum Exposure
	(in million pesos)
Loans and receivables:
Advances and other noncurrent assets	20,679	—	20,679
Cash and cash equivalents	32,905	235	32,670
Short-term investments	1,074	—	1,074
Investment in debt securities and other long-term investments	100	—	100
Retail subscribers	9,183	48	9,135
Corporate subscribers	6,337	220	6,117
Foreign administrations	5,579	—	5,579
Domestic carriers	382	—	382
Dealers, agents and others	12,280	1	12,279
HTM investments:
Investment in debt securities and other long-term investments	150	—	150
Available-for-sale financial investments	15,165	—	15,165
Derivatives used for hedging:
Long-term currency swap	240	—	240
Interest rate swap	146	—	146
Total	104,220	504	103,716

*	Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2017.

The table below provides information regarding the credit quality by class of our financial assets according to our credit ratings of counterparties as at December 31, 2018 and 2017:

		Neither past due nor credit impaired		Past due but not
	Total	Class A(1)	Class B(2)	credit impaired	Impaired
	(in million pesos)
December 31, 2018
Financial instruments at amortized cost:	96,214	62,722	9,351	7,402	16,739
Other financial assets	2,686	1,221	1,226	3	236
Debt instruments at amortized cost	150	150	—	—	—
Cash and cash equivalents	51,654	51,410	244	—	—
Short-term investments	1,165	1,165	—	—	—
Retail subscribers	19,444	4,125	3,577	1,918	9,824
Corporate subscribers	11,073	2,806	1,519	2,239	4,509
Foreign administrations	4,225	593	850	1,863	919
Domestic carriers	270	29	49	115	77
Dealers, agents and others	5,547	1,223	1,886	1,264	1,174
Financial instruments at FVPL:	11,919	11,806	113	—	—
Other financial assets	6,833	6,833	—	—	—
Financial assets at fair value through profit or loss	4,763	4,650	113	—	—
Interest rate swap	227	227	—	—	—
Long-term currency swap	83	83	—	—	—
Currency swap	13	13	—	—	—
Financial assets at FVOCI:	4,353	4,353	—	—	—
Debt instruments at fair value through other comprehensive income	4,353	4,353	—	—	—
Total	112,486	78,881	9,464	7,402	16,739

(1)

This includes low risk and good paying customer accounts with no history of account treatment for a defined period and no overdue accounts as at report date; and deposits or placements to counterparties with good credit rating or bank standing financial review.

(2)

This includes medium risk and average paying customer accounts with no overdue accounts as at report date, and new customer accounts for which sufficient credit history has not been established; and deposits or placements to counterparties not classified as Class A.

		Neither past due nor impaired		Past due but not
	Total	Class A(1)	Class B(2)	impaired	Impaired
	(in million pesos)
December 31, 2017
Loans and receivables:	103,242	67,644	9,847	11,028	14,723
Advances and other noncurrent assets	20,901	19,202	1,474	3	222
Cash and cash equivalents	32,905	32,705	200	—	—
Short-term investments	1,074	1,074	—	—	—
Investment in debt securities and other long-term investments	100	100	—	—	—
Retail subscribers	17,961	2,984	4,919	1,280	8,778
Corporate subscribers	9,641	2,035	2,233	2,069	3,304
Foreign administrations	6,517	838	872	3,869	938
Domestic carriers	457	76	73	233	75
Dealers, agents and others	13,686	8,630	76	3,574	1,406
HTM investments:	150	150	—	—	—
Investment in debt securities and other long-term investments	150	150	—	—	—
Available-for-sale financial investments	15,165	15,079	86	—	—
Derivatives used for hedging:	386	386	—	—	—
Long-term currency swap	240	240	—	—	—
Interest rate swap	146	146	—	—	—
Total	118,943	83,259	9,933	11,028	14,723

(1)

This includes low risk and good paying customer accounts with no history of account treatment for a defined period and no overdue accounts as at report date; and deposits or placements to counterparties with good credit rating or bank standing financial review.

(2)

This includes medium risk and average paying customer accounts with no overdue accounts as at report date, and new customer accounts for which sufficient credit history has not been established; and deposits or placements to counterparties not classified as Class A.

The aging analysis of past due but not impaired class of financial assets as at December 31, 2018 and 2017 are as follows:

			Past due but not credit impaired
	Total	Neither past due nor credit impaired	1-60 days	61-90 days	Over 91 days	Impaired
	(in million pesos)
December 31, 2018
Financial assets at amortized cost:	96,214	72,073	3,262	398	3,742	16,739
Other financial assets	2,686	2,447	—	—	3	236
Debt instruments at amortized cost	150	150	—	—	—	—
Cash and cash equivalents	51,654	51,654	—	—	—	—
Short-term investments	1,165	1,165	—	—	—	—
Retail subscribers	19,444	7,702	1,747	62	109	9,824
Corporate subscribers	11,073	4,325	957	101	1,181	4,509
Foreign administrations	4,225	1,443	139	131	1,593	919
Domestic carriers	270	78	52	21	42	77
Dealers, agents and others	5,547	3,109	367	83	814	1,174
Financial instruments at FVPL:	11,919	11,919	—	—	—	—
Other financial assets	6,833	6,833	—	—	—	—
Financial assets at fair value through profit or loss	4,763	4,763	—	—	—	—
Interest rate swap	227	227	—	—
Long-term currency swap	83	83	—	—	—	—
Currency swap	13	13	—	—	—	—
Financial assets at FVOCI:	4,353	4,353	—	—	—	—
Debt instruments at fair value through other comprehensive income	4,353	4,353	—	—	—	—
Total	112,486	88,345	3,262	398	3,742	16,739

December 31, 2017
Loans and receivables:	103,242	77,491	3,261	703	7,064	14,723
Advances and other noncurrent assets	20,901	20,676	—	—	3	222
Cash and cash equivalents	32,905	32,905	—	—	—	—
Short-term investments	1,074	1,074	—	—	—	—
Investment in debt securities and other long-term investments	100	100	—	—	—	—
Retail subscribers	17,961	7,903	927	20	333	8,778
Corporate subscribers	9,641	4,268	724	267	1,078	3,304
Foreign administrations	6,517	1,710	646	217	3,006	938
Domestic carriers	457	149	84	53	96	75
Dealers, agents and others	13,686	8,706	880	146	2,548	1,406
HTM investments:	150	150	—	—	—	—
Investment in debt securities and other long-term investments	150	150	—	—	—	—
Available-for-sale financial investments	15,165	15,165	—	—	—	—
Derivatives used for hedging:	386	386	—	—	—	—
Long-term currency swap	240	240	—	—	—	—
Interest rate swap	146	146	—	—	—	—
Total	118,943	93,192	3,261	703	7,064	14,723

Capital Management Risk

We aim to achieve an optimal capital structure in pursuit of our business objectives which include maintaining healthy capital ratios and strong credit ratings, and maximizing shareholder value.

In recent years, our cash flow from operations has allowed us to substantially reduce debts and, in 2005, resume payment of dividends on common shares.  Since 2005, our strong cash flow has enabled us to make investments in new areas and pay higher dividends.

Our approach to capital management focuses on balancing the allocation of cash and the incurrence of debt as we seek new investment opportunities for new businesses and growth areas.  On August 5, 2014, the PLDT Board of Directors approved an amendment to our dividend policy, increasing the dividend payout rate to 75% from 70% of our core EPS as regular dividends, although we amended our dividend policy to reduce the regular dividend payout to 60% of core EPS in 2016.  In declaring dividends, we take into consideration the interest of our shareholders, as well as our working capital, capital expenditures and debt servicing requirements.  The retention of earnings may be necessary to meet the funding requirements of our business expansion and development programs.

However, in view of our elevated capital expenditures to build-out a robust, superior network to support the continued growth of data traffic, plans to invest in new adjacent businesses that will complement the current business and provide future sources of profits and dividends, and management of our cash and gearing levels, the PLDT Board of Directors approved on August 2, 2016, the amendment of our dividend policy, reducing the regular dividend payout to 60% of core EPS.  As part of the dividend policy, in the event no investment opportunities arise, we may consider the option of returning additional cash to our shareholders in the form of special dividends or share buybacks.  Philippine corporate regulations prescribe, however, that we can only pay out dividends or make capital distribution up to the amount of our unrestricted retained earnings.

Some of our debt instruments contain covenants that impose maximum leverage ratios.  In addition, our credit ratings from the international credit ratings agencies are based on our ability to remain within certain leverage ratios.

No changes were made in our objectives, policies or processes for managing capital during the years ended December 31, 2018, 2017 and 2016.